Document and Entity Information Document	Sep. 14, 2020
Entity Information [Line Items]
Entity Central Index Key	0000036966
Entity Incorporation, State or Country Code	TN
Document Type	8-K
Document Period End Date	Sep. 14, 2020
Entity Registrant Name	First Horizon National Corporation
Entity Central Index Key	62-0803242
Entity File Number	001-15185
Amendment Flag	false
City Area Code	901
Local Phone Number	523-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	165 Madison Avenue
Entity Address, City or Town	Memphis,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
Common Capital Stock
Entity Information [Line Items]
Title of 12(b) Security	$0.625 Par Value Common Capital Stock
Trading Symbol	FHN
Security Exchange Name	NYSE
Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in
Trading Symbol	FHN PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/400th interest in
Trading Symbol	FHN PR B
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in
Trading Symbol	FHN PR E
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/400th interest in
Trading Symbol	FHN PR C
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/400th interest in
Trading Symbol	FHN PR D
Security Exchange Name	NYSE